SHARE-BASED COMPENSATION EXPENSES (Details 2)	12 Months Ended
Dec. 31, 2018 ¥ / shares shares
Share awards granted on November 1, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	25,678
Exercise price	¥ 3,190
Fair value of option	640.10
Fair value of ordinary shares	¥ 1,506
Share awards granted on January 3, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	75,173,492
Exercise price	¥ 0.50
Fair value of option	1.26
Fair value of ordinary shares	¥ 1.72
Share awards granted on January 3, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	112,760,238
Exercise price	¥ 0.50
Fair value of option	1.27
Fair value of ordinary shares	¥ 1.72